Office Properties and Equipment, Net	12 Months Ended
Dec. 31, 2013
Office Properties and Equipment, Net

6. Office Properties and Equipment, Net

Office properties and equipment are summarized as follows:

	December 31,
	2013	2012
	(In thousands)
Land	$12,728	10,728
Office buildings	73,770	27,715
Leasehold improvements	44,587	42,419
Furniture, fixtures and equipment	54,610	33,577
Construction in process	24,299	20,062

	209,994	134,501
Less accumulated depreciation and amortization	71,889	43,093

	$138,105	91,408

Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011 was $8.5 million, $7.2 million and $6.4 million, respectively.